Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (548,265)	$ (19,764)	$ (617,803)
Change in defined obligation due to decrease in actuarial assumption	593,980	21,412	600,451
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	538,689	19,419	611,217
Change in defined obligation due to decrease in actuarial assumption	$ (503,700)	$ (18,158)	$ (565,555)